Principal alliances - Antibodies Collaboration Agreement with Regeneron Pharmaceuticals, Inc. (Details) € in Millions, $ in Millions		12 Months Ended
	Apr. 01, 2020	Dec. 31, 2020 EUR (€)	Dec. 31, 2020 USD ($)	Sep. 30, 2020 USD ($)	Dec. 31, 2019 EUR (€)	Dec. 31, 2018 EUR (€)	Dec. 31, 2017 USD ($)
Disclosure of detailed information about Principal Alliances [Line Items]
Percentage of profits and losses arising from commercial operations		50.00%	50.00%
Net sales | €		€ 36,041			€ 36,126	€ 34,463
Acquisitions of property, plant and equipment and intangible assets | €		€ 2,114			€ 1,816	€ 1,977
Antibodies collaboration agreement | Outside the United States
Disclosure of detailed information about Principal Alliances [Line Items]
Net sales				$ 1,000.0
Antibodies collaboration agreement | Outside the United States | Bottom of range
Disclosure of detailed information about Principal Alliances [Line Items]
Percentage of profits and losses arising from commercial operations		55.00%	55.00%
Antibodies collaboration agreement | Outside the United States | Top of range
Disclosure of detailed information about Principal Alliances [Line Items]
Percentage of profits and losses arising from commercial operations		65.00%	65.00%
Regeneron Pharmaceuticals, INC | Antibodies collaboration agreement
Disclosure of detailed information about Principal Alliances [Line Items]
Maximum funding of the discovery and pre-clinical development of antibodies							$ 160.0
Phase III costs, responsibility percentage		80.00%	80.00%
Phase III costs, responsibility percentage for Regeneron		20.00%	20.00%
Maximum additional profit-share, in percentage of Regeneron's quarterly profit		10.00%	10.00%
Percentage of cumulative development costs reimbursed		50.00%	50.00%
Period before scheduled launch date		24 months	24 months
Percentage of losses borne by Sanofi		55.00%	55.00%
Contingent sales milestone receivable			$ 250.0
Acquisitions of property, plant and equipment and intangible assets			$ 50.0
Regeneron Pharmaceuticals, INC | Antibodies collaboration agreement | Outside the United States
Disclosure of detailed information about Principal Alliances [Line Items]
Royalty expense, percentage	5.00%